CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (780,600)	$ 946,535	$ (61,924)
Adjustment to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	87,717	93,009	68,056
Bad debt (recoveries) provision	0	(72,480)	75,558
Disposal loss of long-lived assets	0	5,484	0
Impairment loss on equipment	5,942	0	17,652
Right-of-use asset amortization	85,697	81,368	0
Changes in operating assets and liabilities
Accounts receivable	6,361,068	(6,132,590)	(237,358)
Notes receivable	2,421,132	105,500	(2,633,621)
Other receivables	155,544	(77,218)	24,247
Inventories	0	0	59,862
Income taxes payable	(199,587)	134,220	11,567
Prepayments and other current assets	(1,022,510)	(138,547)	34,241
Lease payment liability- current	4,529	4,318	0
Lease payment liability-non current	(97,809)	(93,269)	0
Accounts payable	(4,481,006)	4,198,587	235,170
Notes payable	(1,833,971)	1,833,744	0
Other payable and accrued expenses	(187,945)	(33,664)	188,607
Due to a related party	0	(9,132)	0
Long-term deposits	0	(18,845)	0
Net cash provided by (used in) operating activities	518,201	827,020	(2,217,943)
Cash flows from investing activities:
Purchase of property and equipment	0	(134,635)	0
Collection from third parties	0	0	755,581
Net cash (used in) provided by investing activities	0	(134,635)	755,581
Cash flows from financing activities:
Repayment to a related party	(869,868)	(50,736)	0
Repayment to a third party	0	2,174,399	0
Proceeds from share issuance	0	80,000	0
Receipt of loan from third parties	0	0	2,336,547
Receipt of loan from a related party	2,899,559	724,800	0
Payment of shares offering expense	0	0	(906)
Net cash provided by (used in) financing activities	2,029,691	(1,420,335)	2,335,641
Effect of exchange rate changes on cash and cash equivalents	143,287	(5,132)	(28,873)
Net increase (decrease) in cash and cash equivalents	2,691,179	(733,082)	844,406
Cash and cash equivalents at beginning of year	115,440	848,522	4,116
Cash and cash equivalents at end of year	2,806,619	115,440	848,522
Supplemental disclosure of cash flow information
Cash paid for interest	0	86,975	0
Cash paid for income taxes	157,234	165,647	0
Supplemental disclosure of non-cash activities
Recognition of Right-of-use and Lease payment liability	0	280,017	0
Subscription receivable	$ 0	$ 0	$ (80,000)